Nature of Operations - Additional information (Details)							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2025 USD ($) shares	Sep. 22, 2025 USD ($) shares	Aug. 20, 2025 USD ($) shares	Jul. 22, 2025 shares	Jun. 12, 2025 shares	Aug. 30, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Organization and Business Operation [Line Items]
Shares Authorized											24,500,000
Common Stock, Shares Authorized						200,000,000	740,000,000		740,000,000		200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.00001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized						45,000,000	45,000,000		45,000,000		45,000,000	0
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.00001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stockholders' Equity Note, Stock Split						effect a 160,000-for-1 forward stock split of all outstanding shares of the Company’s common stock (the “Forward Split”); and (c) establish the authorization for issuance of shares of preferred stock designation in series. The Forward Stock Split proportionally increased the number of all issued and outstanding shares of the Company’s common stock from 1,000 to 160,000,000 and did not change the par value per share.			effected a 160,000-for-1 forward stock split of all outstanding shares of Common Stock which proportionally increased the number of all issued and outstanding shares of Common Stock from 1,000 to 160,000,000 and did not change the par value per share.
Repayments of Related Party Debt | $											$ 10,900,000	$ 1,700,000
Share-Based Payment Arrangement, Noncash Expense | $											700,000	900,000
Stock Issued During Period, Shares, Purchase of Assets						50,000,000
Share Price | $ / shares						$ 0.99
Common Stock, Shares Subscribed but Unissued							300,000		300,000
Class of Warrant or Right, Outstanding							8,760,000		8,760,000
Exercise price, per share (in Dollars per share) | $ / shares							$ 11.5		$ 11.5
Warrants and Rights Outstanding, Term							5 years		5 years
Cash and Cash Equivalents, at Carrying Value | $							$ 85,000		$ 85,000		12,000	12,000
Retained Earnings (Accumulated Deficit) | $							(269,642,000)		(269,642,000)		(115,384,000)	(110,694,000)
Operating Income (Loss) | $							$ (152,594,000)	$ (1,298,000)	(154,258,000)	$ (3,914,000)	(4,690,000)	(3,261,000)
Negative cash flows from operations | $									$ 2,262,000	$ 3,484,000	$ 4,891,000	$ 1,677,000
Consulting Services Agreement with JW Investment Management Company Limited [Member]
Organization and Business Operation [Line Items]
Percentage Of Cash Financing Service Fee					7.00%				7.00%
Merger Agreement [Member]
Organization and Business Operation [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		229,740,978
Common Stock Exchange Ratio									1.25	1.25
Merger Agreement [Member] | Consultants [Member]
Organization and Business Operation [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		26,500,000
Merger Agreement [Member] | Underwriters [Member]
Organization and Business Operation [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		100,000
Scilex Holding Company [Member]
Organization and Business Operation [Line Items]
Common Stock, Shares Held in Employee Trust, Shares		500,000
Conversion of Stock, Shares Converted		500,000
Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt Conversion, Original Debt, Amount | $		$ 54,200,000
Scilex Holding Company [Member] | Legacy Semnur Stock Options [Member]
Organization and Business Operation [Line Items]
Conversion of Stock, Shares Converted									400,000,000		400,000,000
Scilex Holding Company [Member] | Employee Stock Option [Member]
Organization and Business Operation [Line Items]
Conversion of Stock, Shares Issued									50,000,000		50,000,000
Sponsor Member
Organization and Business Operation [Line Items]
Debt Conversion, Original Debt, Amount | $		$ 100,000
Debt Conversion, Converted Instrument, Shares Issued		12,488
Common Stock, Shares Held in Employee Trust, Shares		2,072,500
Legacy Semnur Series A preferred stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		5,423,606
Series A Preferred Stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		5,423,606
Common Class B [Member]
Organization and Business Operation [Line Items]
Stock Issued During Period, Shares, Purchase of Assets									500,000
Share Price | $ / shares							$ 0.0001		$ 0.0001
Payments for (Proceeds from) Previous Acquisition | $									$ 2,000,000
Sale of Stock, Price Per Share | $ / shares							0.0001		$ 0.0001
Common Stock [Member]
Organization and Business Operation [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		$ 0.0001
Common Stock [Member] | PIPE Securities Purchase Agreement [Member]
Organization and Business Operation [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			1,250,000
Sale of Stock, Consideration Received Per Transaction | $			$ 16,000
Sale of Stock, Consideration Received on Transaction | $			$ 20,000,000
Common Stock [Member] | Consulting Services Agreement with JW Investment Management Company Limited [Member]
Organization and Business Operation [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				8,000,000	10,000,000				10,000,000
Common Stock [Member] | Bitcoin Securities Purchase Agreement [Member]
Organization and Business Operation [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	6,250,000
Sale of Stock, Consideration Received Per Transaction | $	$ 16,000
Sale of Stock, Consideration Received on Transaction | $	$ 100,000,000
Common Stock [Member] | Scilex Holding Company [Member]
Organization and Business Operation [Line Items]
Conversion of Stock, Shares Issued										200,000,000	200,000,000
Common Stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		542,361
Common Stock [Member] | Sponsor Member
Organization and Business Operation [Line Items]
Conversion of Stock, Shares Converted		2,072,500
Legacy Semnur Common Stock [Member] | Scilex Holding Company [Member]
Organization and Business Operation [Line Items]
Conversion of Stock, Shares Converted									160,000,000		160,000,000